Revenues and geographic information (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Profit sharing income	$ 1,341	$ 1,063	$ 941
Royalty income	379	37	87
Milestone income	117	28	45
Other	305	277	147
Total other revenues	2,142	$ 1,405	$ 1,220
Receipts from royalties, fees, commissions and other revenue	$ 300